Derivative Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability - December 31, 2012	$ 0	$ 7,061,238	$ 622,944
Fair value at the commitment date for equity instruments	8,175,459		6,590,351
Fair value at the commitment date for warrants issued	96,913	7,526,671	5,650,576
Fair value mark to market adjustment for equity instruments	5,716,688		(2,293,164)
Fair value mark to market adjustment for warrants	55,275	(4,345,916)	(2,868,818)
Conversion instruments exercised	(11,675,303)
Derivative liability - June 30, 2013	2,369,032	0	7,061,238
Fair value at the commitment date for Series A, Preferred Stock issued			293
Fair value mark to market adjustment for Series A, Preferred Stock issued			(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability		(4,124,387)	(640,826)
Fair value at the commitment date for debt instruments		1,096,808
Fair value mark to market adjustment for debt instruments		(1,579,663)
Derivative Liabilities Warrant Settlements		(5,634,692)
Series C Preferred Stock [Member]
Fair value mark to market adjustment for Series A, Preferred Stock issued		$ (59)